Expense Example - Goldman Sachs MSCI World Private Equity Return Tracker ETF - Goldman Sachs MSCI World Private Equity Return Tracker ETF	Oct. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160